OPERATIONS AND CORPORATE REORGANIZATION - Schedule of fair value measurement premium allocation (Detail) - Cosan Oito SA [Member] - Vale SA [Member] R$ in Thousands	Dec. 01, 2023 BRL (R$)
Disclosure of operations and corporate reorganization [line items]
Fair value as of November 30, 2023	R$ 16,274,081
Fair value of Vale’s assets and liabilities according to Cosan’s participation	8,841,481
Available amount to be allocated	7,432,600
Added value - Mining rights	7,432,600
Deferred tax on added value	(2,527,084)
Goodwill	R$ 2,527,084